Schedule of current and non-current prepayments and other assets (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current
Advance to vendors (net of allowance)		₨ 451,217	₨ 439,986
Advance to joint venture (refer to note 42)			53,700
Balance with statutory authorities		39,906	50,931
Prepaid expenses		112,899	70,347
Due from employees		3,709	1,429
Total	$ 8,010	607,731	616,393
Non-current
Prepaid expenses		922	4,080
Defined benefit plan asset (refer to Note 34)			126
Total	$ 12	₨ 922	₨ 4,206